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March 6, 2023	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	AMG Funds

File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), AMG Funds (the “Trust”) hereby certifies that the forms of prospectus and statement of additional information for AMG GW&K Municipal Enhanced SMA Shares, each dated March 1, 2023, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 231 to its Registration Statement on Form N-1A, which was filed by electronic transmission on February 21, 2023 pursuant to Rule 485(b) under the 1933 Act.

If you have any questions concerning this filing, please call me at (617) 235-4975.

Sincerely,

/s/ Renee E. Laws
Renee E. Laws